UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 14, 2005
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  143,248
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None


                                         FORM 13F INFORMATION TABLE
                                           VALUE      SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLAS CUSIP NO (X$1000)     PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                  COM     00686U104  2931610      125497     SH      SOLE          125497        0         0
Allete                 COM     018522102  1747154      41748      SH      SOLE           41748        0         0
Brinks Company         COM     109696104  4148921      119911     SH      SOLE          119911        0         0
Burlington Resourc     COM     122014103  4894493      97753      SH      SOLE           97753        0         0
Charles River Labs     COM     159864107  2337606      49694      SH      SOLE           49694        0         0
Conseco                COM     208464883  3673476      179896     SH      SOLE          179896        0         0
Edward Lifescience     COM     28176E108  5433791      125724     SH      SOLE          125724        0         0
Gap (The)              COM     364760108  3519341      161142     SH      SOLE          161142        0         0
Grant Prideco          COM     38821G101  5441339      225221     SH      SOLE          225221        0         0
HCC Insurance Hold     COM     404132102  5291220      146328     SH      SOLE          146328        0         0
Host Marriott          COM     44107P104  4163880      251442     SH      SOLE          251442        0         0
IDEX Corporation       COM     45167R104  4349125      107785     SH      SOLE          107785        0         0
Interpublic Group      COM     460690100  4817063      392269     SH      SOLE          392269        0         0
Jacobs Engineering     COM     469814107  4488224      86445      SH      SOLE           86445        0         0
Kinder Morgan Ener     COM     494550106  2203920      48976      SH      SOLE           48976        0         0
Kinder Morgan Mana     COM     49455U100  3835832      94502      SH      SOLE           94502        0         0
Kroger                 COM     501044101  2661830      166053     SH      SOLE          166053        0         0
La Quinta Corp         COM     50419U202  4656546      547829     SH      SOLE          547829        0         0
New York Times         COM     650111107  2487806      68010      SH      SOLE           68010        0         0
PMI Group              COM     69344M101  5340253      140496     SH      SOLE          140496        0         0
PartnerRe              COM     G6852T105  4782855      74038      SH      SOLE           74038        0         0
Pioneer Natural Re     COM     723787107  6190128      144900     SH      SOLE          144900        0         0
Prentiss Propertie     COM     740706106  4747488      138978     SH      SOLE          138978        0         0
Principal Financia     COM     74251V102  4383395      113884     SH      SOLE          113884        0         0
Rayovac                COM     755081106  5363654      128934     SH      SOLE          128934        0         0
Reebok Internation     COM     758110100  5638947      127290     SH      SOLE          127290        0         0
Roper Industries       COM     776696106  1534730      23431      SH      SOLE           23431        0         0
Ross Stores            COM     778296103  5076654      174216     SH      SOLE          174216        0         0
SEI Corporation        COM     784117103  4249559      117521     SH      SOLE          117521        0         0
Southwest Airlines     COM     844741108  3723489      261481     SH      SOLE          261481        0         0
Tektronix              COM     879131100  4917774      200480     SH      SOLE          200480        0         0
Union Pacific          COM     907818108  4359526      62547      SH      SOLE           62547        0         0
Varian Medical Sys     COM     92220P105  2607165      76055      SH      SOLE           76055        0         0
Weatherford Intern     COM     947074100  2967049      51209      SH      SOLE           51209        0         0
Zebra Technnologie     COM     989207105  4282031      90167      SH      SOLE           90167        0         0

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